Investment Objectives and Goals	Jul. 28, 2025
T-REX 2X LONG GEV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG GEV DAILY TARGET ETF
T-REX 2X LONG HHH DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG HHH DAILY TARGET ETF